Stock-based Compensation - Stock Option Activity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stock Compensation Plan I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested shares	¥ 518	¥ 507
Common stock shares acquired	518	507
Stock Compensation Plan II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested shares	463	221
Common stock shares acquired	¥ 1,150	¥ 1,016